Note 2 - Business Combination	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
(
2
) Business Combination

Planters First Bank Branch Acquisition

On
October 22, 2018,
the Bank purchased
one
branch from Planters First Bank (“PFB”) located in Albany, Georgia. Pursuant to the transaction, the Bank acquired
$20.4
million in loans and
$12.0
million in deposits, as well as the branch equipment. In addition, the Bank purchased a vacant lot owned by PFB in Albany for
$725
thousand, on which it plans to build a new branch office. In addition to the premium paid on deposits, other costs associated with the acquisition totaled
$113
thousand. This acquisition provides the Bank with the opportunity to enhance its footprint in the Albany, Georgia market.

The Company has accounted for the branch purchases under the acquisition method of accounting in accordance with FASB ASC topic
805,
“Business Combinations,” whereby the acquired assets and liabilities were recorded by the Bank at their estimated fair values as of their acquisition date.

The acquired assets and assumed liabilities of the PFB branch were measured at estimated fair value. Management made significant estimates and exercised significant judgement in accounting for the acquisition of the PFB branch. Management evaluated expected cash flows and estimated loss factors to measure fair values for loans. Deposits were valued based upon interest rates, original and remaining terms and maturities, as well as current rates for similar funds in the same markets. The vacant lot was based on recent appraised value, whereas equipment was acquired based on the remaining book value from PFB, which approximated fair value. Management engaged independent outside experts to provide the fair value estimates.

The following table provides the purchase price as of acquisition date, the identifiable assets acquired and liabilities assumed at their estimated fair values, and the resulting goodwill of
$202
thousand recorded from the acquisition:

Purchase Price Consideration:
Cash Consideration	$10,237,789
Total purchase price for PFB branch acquisition	$10,237,789

Assets acquired at fair value:
Cash and cash equivalents	$194,337
Loans	20,430,271
Premises and equipment, net	772,727
Core deposit intangible	560,000
Other assets	123,363
Total fair value of assets acquired	$22,080,698

Liabilities assumed at fair value:
Deposits	$12,032,500
Other liabilities	12,653
Total fair value of liabilities assumed	$12,045,153

Net Assets acquired at fair value:	$10,035,545

Amount of goodwill resulting from acquisition	$202,244

The total amount of goodwill arising from this transaction of
$202
thousand is expected to be deductible for tax purposes, pursuant to section
197
of the Internal Revenue Code.

Acquired Loans

The following table outlines the contractually required payments receivable, cash flows we expect to receive and the discounted yield for all PFB loans as of the acquisition date.

	Contractually Required Payments Receivable	Cash Flows Expected To Be Collected	Discounted FMV Adjustments	Carrying Value of Loans Receivable

Performing loans acquired	$20,749,515	20,749,515	319,244	$20,430,271

The Bank recorded all loans acquired at the estimated fair value on the purchase date with no
carryover of the related allowance for loan losses. The Bank only acquired loans which were deemed to be performing loans with no
signs of credit deterioration.

The Bank determined the net discounted value of cash flows on approximately
89
performing loans totaling
$20.4
million. The valuation took into consideration the loans’ underlying characteristics, including account types, remaining terms, annual interest rates, interest types, current market rates, loss exposure and remaining balances. These performing loans were segregated into pools based on loan and payment type. The effect of this fair valuation process was a net discount adjustment of
$319
thousand at acquisition.

Pending Acquisition

On
December 17, 2018,
the Company and LBC Bancshares, Inc., a Georgia corporation (“LBC”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which LBC will merge into the Company. Immediately thereafter, Calumet Bank, and Georgia bank wholly owned by LBC, will be merged into Colony Bank. Calumet Bank operates two
full-service banking locations,
one
each in LaGrange, Georgia and Columbus, Georgia, as well as a loan production office in Atlanta, Georgia. Under the terms of the Merger Agreement, each LBC shareholder will have the option to receive either
$23.50
in cash or
1.3239
shares of the Company’s Common Stock in exchange for each share of LBC common stock, subject to customary proration and location procedures, such that
55%
of LBC shares will receive the stock consideration and
45%
will receive the cash consideration, and at least
50%
of the merger consideration will be paid in the Company stock. The aggregate consideration is valued at approximately
$34.1
million, based upon the
$16.10
per share closing price of the Company’s common stock as of
December 17, 2018.
The merger is subject to customary closing conditions, including the receipt of regulatory approvals and the approval of LBC’s shareholders. The transaction is expected to close during the first
half of
2019.
As of
December 31, 2018,
LBC reported assets of
$207
million, gross loans of
$136
million and deposits of
$182
million. The purchase price will be allocated among the net assets of LBC acquired as appropriate, with the remaining balance being reported as goodwill.